Other financial assets	12 Months Ended
Dec. 31, 2021
Other financial assets.
Other financial assets

6. Other financial assets

Other financial assets as of December 31, 2021 amounted to EUR 4,647k (December 31, 2020: EUR 2,619k) mainly include deposits held by third parties in amount of EUR 1,936k (December 31, 2020: EUR 430k) and other receivables in the amount of EUR 2,711k (December 31, 2020: EUR 2,189k).